Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Excise taxes	$ 1,930,608	$ 1,884,035	$ 1,962,660
Restricted Stock And Restricted Stock Units [Member]
Significant Accounting Policies [Line Items]
Award vesting period	3 years
Minimum [Member]
Significant Accounting Policies [Line Items]
Award vesting period	2 years
Minimum [Member] | Marketing Facilities [Member]
Significant Accounting Policies [Line Items]
Depreciable life	16 years
Minimum [Member] | Ethanol Plants, Gas Stations And Other Assets [Member]
Significant Accounting Policies [Line Items]
Depreciable life	3 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Award vesting period	3 years
Maximum [Member] | Marketing Facilities [Member]
Significant Accounting Policies [Line Items]
Depreciable life	25 years
Maximum [Member] | Ethanol Plants, Gas Stations And Other Assets [Member]
Significant Accounting Policies [Line Items]
Depreciable life	50 years